Income taxes - Deferred taxes (Details) - BRL (R$)	Sep. 30, 2026	Dec. 31, 2025
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-current assets	R$ 946,252,000	R$ 1,504,014,000
Non-current liabilities	3,922,347,000
Derivative, passive temporary difference	4,473,086,000	3,065,768,000
Derivative, asset temporary difference	2,650,362,000	3,001,133,000
Lease, passive temporary difference	1,900,211,000	1,767,605,000
Lease, asset temporary difference	2,516,524,000	2,309,036,000
Total deferred tax assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	8,369,634,000	7,908,648,000
Tax loss
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,293,293,000	982,480,000
Negative tax basis
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	426,281,000	381,600,000
Provision for judicial liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	299,828,000	269,757,000
Operating provisions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	593,374,000	559,288,000
Provisions for other losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	665,947,000	619,567,000
Employee benefit plans
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	327,414,000	251,990,000
Exchange rate variations
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,875,215,000	3,443,822,000
Business Combination - Goodwill and Fair Value Adjustments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	802,887,000	620,973,000
Deferred tax liabilities	3,954,117,000	2,191,583,000
Unrealized profit on inventories
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	304,730,000	237,740,000
Leases
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	519,046,000	541,431,000
Tax step-up and other temporary differences in assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,034,907,000
Other temporary differences, assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	226,712,000
Total deferred tax liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	11,345,729,000	6,404,634,000
Depreciation for tax-incentive reason
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	3,457,578,000	2,592,333,000
Fair value of biological assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	1,544,900,000	1,425,535,000
Tax credits - gains from tax lawsuit (exclusion of ICMS from the PIS and COFINS basis)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	201,077,000
Tax credits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	95,775,000	115,003,000
Derivatives gains ("MtM")
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	1,822,724,000	66,308,000
Other temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	R$ 269,558,000	R$ 13,872,000